Income Taxes - Reconciliation of the Differences (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Loss before income tax		¥ (637,650)	$ (89,810)	¥ (545,780)	¥ (339,571)
Income tax benefits computed at the PRC statutory tax rate of 25%		(159,413)	(22,453)	(136,445)	(84,894)
Effect of different tax rates in different jurisdictions		84,086	11,843	49,280	(16,764)
Effect of tax holiday and preferential tax rates		2,981	420	4,908	44,909
Research and development super-deduction		(8,749)	(1,232)	(9,361)	(12,660)
Non-taxable income	[1]	(5,488)	(773)	(2,809)	(25,713)
Non-deductible expenses	[2]	21,538	3,034	1,783	8,614
Effect of change in tax rate		3,080	434	(106,824)	(12,327)
Outside basis difference on investment		(33,413)	(4,706)	(3,800)	63
Changes in uncertain tax position		(4,183)	(589)	(11,903)	(9,453)
Withholding tax and others		22,683	3,194	(4,345)	27,977
Changes in valuation allowance		33,097	4,662	194,427	93,881
Income tax expenses (benefits)		¥ (43,781)	$ (6,166)	¥ (25,089)	¥ 13,633

[1]	Non-taxable income mainly consists of gains on disposal of subsidiaries and long-term investments or upward fair value adjustment of long-term investments that are not subject to tax under the tax laws of different jurisdictions.
[2]	Non-deductible expenses mainly consist of share-based compensation expenses, entertainments, disposal losses or impairment of long-term investments and other expenses that are not allowed to be deducted under the tax laws of different jurisdictions.